Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of Assets That Are Measured at Fair Value on Non-recurring Basis

The following tables present the placement in the fair value hierarchy of assets that are measured at fair value on a non-recurring basis at December 31, 2019 and 2020:

Fair value disclosure or measurement at December 31, 2019 using
	December 31, 2019	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Other equity investments
ApplySquare Education & Technology Co., Ltd.	1,576,391	—	—	1,576,391
Beijing GlobalWisdom Information Technology Co., Ltd.	—	—	—	—

Fair value disclosure or measurement at December 31, 2020 using
	December 31, 2020	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Other equity investments
Beijing Futou Technology Co., Ltd	—	—	—	—
ApplySquare Education & Technology Co., Ltd.	—	—	—	—